Income Taxes - Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Federal									$ 0	$ 0	$ 0
State									95	97	30
Current income tax expenses									95	97	30
Deferred
Federal									267	177	(231)
State									0	0	0
Deferred income taxes expenses									267	177	(231)
Income tax expense (benefit)	$ 260	$ 41	$ 15	$ 46	$ 74	$ (23)	$ (212)	$ 435	$ 362	$ 274	$ (201)